Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements

The following table sets out the exchange rates for U.S. dollars into euros applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average(1)	high	low

2014	1.2155	1.3262	1.2155	1.3857
2013	1.3765	1.3285	1.2818	1.3765
2012	1.3190	1.2887	1.2238	1.3347

(1)	The average rates are the average rates based on monthly quotations.